FINANCIAL ASSETS AND LIABILITIES - Summary of Cash and Cash Equivalents (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL ASSETS AND LIABILITIES
Cash and bank accounts	R$ 307,819	R$ 98,116
Savings account	974,198	2,594,723
Financial investments	12,019,699	13,481,291
Cash and cash equivalents	R$ 13,301,716	R$ 16,174,130	R$ 13,642,918	R$ 8,472,274